Note 9 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating lease right-of-use assets	$ 443,404	$ 398,507
Operating lease liabilities - current	(99,696)	(92,950)
Operating lease liabilities - non-current	(419,198)	(383,921)
Total operating lease liabilities	(518,894)	(476,871)
Fixed assets, cost	23,892	16,651
Accumulated depreciation	(9,382)	(4,826)
Fixed assets, net	14,510	11,825
Long-term debt - current	(5,110)	(3,686)
Long-term debt - non-current	(10,088)	(8,546)
Total finance lease liabilities	$ (15,198)	$ (12,232)